14. EMPLOYEE STOCK PLANS - Assumptions (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Employee Stock Plans - Assumptions Details
Dividend yield	3.35%	3.72%	4.29%
Risk-free interest rate	1.13%	1.12%	2.15%
Volatility	21.56%	22.54%	23.00%
Expected Life	6 years	6 years	6 years